Content Assets, Net - Summary of Film Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Film, Monetized on Its Own, Capitalized Cost [Abstract]
Released, less amortization	$ 21,134	$ 34,713
In production	225	175
Content assets, net	$ 21,359	$ 34,888